Contingencies and related obligations	12 Months Ended
Dec. 31, 2022
Contingencies and related obligations
Contingencies and related obligations

D2    Contingencies and related obligations

Litigation and regulatory matters

The Group is involved in various litigation and regulatory proceedings. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Group believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations, or cash flows.

Guarantees

The Group has provided guarantees and commitments to third parties entered into in the normal course of business and the Company has guaranteed public debt securities issued by one of its wholly-owned subsidiaries, Prudential Funding (Asia) PLC from early 2023. The Group considers the likelihood of outflows arising under such guarantees and commitments as remote.

Intra-group capital support arrangements

Prudential has put in place intra-group arrangements to formalise undertakings by Prudential to the regulators of the Hong Kong subsidiaries regarding their solvency levels. Other intra-group transactions are discussed in note D4 below.